Pension And Other Postretirement Benefits (Schedule Of Key Assumptions That Were Used To Calculate The Net Periodic Benefits Cost) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	3.84%	4.34%
Expected Long-Term Rate of Return on Plan Assets	8.20%	8.30%
Rate of Compensation Increases	4.00%	4.00%
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	4.10%	4.76%
Expected Long-Term Rate of Return on Plan Assets	8.05%	8.14%
Predecessor | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Discount Rate			3.36%
Expected Long-Term Rate of Return on Plan Assets			8.30%
Rate of Compensation Increases			4.00%
Predecessor | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Discount Rate			3.92%
Expected Long-Term Rate of Return on Plan Assets			8.17%